Securities - Income from securities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Securities [Line Items]
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	R$ 2,802,117	R$ 1,671,056	R$ 1,284,794
Gains (losses) on financial assets at fair value through profit or loss	512,996	298,832	194,250
Interest revenue for financial assets measured at amortised cost	R$ 16,041	R$ 37,981	R$ 136,064